Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Millions	Jun. 30, 2017 USD ($)
Charters-in – operating leases
Remainder of 2017	$ 48.8
2018	61.5
2019	42.2
2020	23.7
2021	1.4
Charters-in – capital leases
Remainder of 2017	56.2
2018	138.9
2019	119.5
2020	110.5
2021	97.9
Charters-in – Leases
Remainder of 2017	105.0
2018	200.4
2019	161.7
2020	134.2
2021	99.3
Charters-out – operating leases
Remainder of 2017	701.4
2018	1,282.3
2019	1,379.7
2020	1,025.2
2021	743.3
Charters-out – direct financing leases
Remainder of 2017	31.4
2018	53.5
2019	40.5
2020	40.6
2021	40.5
Charters-out – leases
Remainder of 2017	732.8
2018	1,335.8
2019	1,420.2
2020	1,065.8
2021	$ 783.8